Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Line Items]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2025	$8,232	$1,370	$15	$9,617	$11,062
Additions to right -of -use assets	103	1,119	-	1,222	1,222
Lease termination	-	(300)	-	(300)	(339)
Depreciation expense	(741)	(883)	(15)	(1,639)	-
Exchange rate differences	-	-	-	-	588
Repayment of lease liabilities	-	-	-	-	(972)
As of December 31, 2025	$7,594	$1,306	$-	$8,900	$11,561

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 5.41%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

During 2025, the Company recognized $706 thousand as financial expenses on lease liabilities.

During 2025, the total cash outflow for leases was $972 thousand.
	Right-of-use-assets
	Rented Offices(1)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(2) (3)
	U.S Dollars in thousands
As of January 1, 2024	$6,363	$1,397	$1	$7,761	$8,822
Additions to right -of -use assets	2,547	858	28	3,432	3,432
Lease termination	(12)	(73)	-	(84)	(69)
Depreciation expense	(666)	(812)	(14)	(1,492)	-
Exchange rate differences	-	-	-	-	(128)
Repayment of lease liabilities	-	-	-	-	(1,251)
As of December 31, 2024	$8,232	$1,370	$15	$9,617	$11,062

(1)	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.

(2)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.

(3)	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive.

During 2024, the Company recognized $587 thousand as financial expenses on lease liabilities.

During 2024, the total cash outflow for leases was $1,251 thousand.

Lease Liabilities [Member]
Leases [Line Items]
Schedule of Maturity Analysis of Lease Liabilities
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$4,138	$2,945	$2,039	$2,824	$9,200	$21,146
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$3,708	$3,014	$1,700	$2,458	$10,265	$21,145